Contingent Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities	NOTE 12 - CONTINGENT LIABILITIES None.	NOTE 12 - CONTINGENT LIABILITIES None.